Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of period	11,446	9,364	7,691
Options, Granted		3,280	9,641
Options, Exercised
Options, Forfeited			(5,871)
Options, Expired	(47)	(1,198)	(2,097)
Options, Outstanding at end of period	11,399	11,446	9,364
Options, Exercisable at end of period	11,025	8,996	3,740
Options, Expected to vest at end of period	11,399	11,446	9,166
Weighted Average Exercise Price, Outstanding at beginning of period	$ 367.08	$ 498.60	$ 923.40
Weighted Average Exercise Price, Granted		16.44	158.40
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited			493.20
Weighted Average Exercise Price, Expired	9,187.80	495.96	763.80
Weighted Average Exercise Price, Outstanding at end of period	331.92	367.08	498.60
Weighted Average Exercise Price, Exercisable at end of period	405.60	507.72	997.20
Weighted Average Exercise Price, Expected to vest at end of period	$ 331.92	$ 367.08	$ 505.80
Weighted Average Remaining Contractual Terms (Years), Outstanding	8 years 2 months 12 days
Weighted Average Remaining Contractual Terms (Years), Outstanding	7 years 3 months 19 days	8 years 2 months 12 days	7 years 8 months 12 days
Weighted Average Remaining Contractual Terms (Years), Exercisable	7 years 3 months 19 days	7 years 10 months 24 days	5 years 6 months
Weighted Average Remaining Contractual Terms (years), Expected to vest	7 years 3 months 19 days	8 years 8 months 12 days	7 years 8 months 12 days
Intrinsic Value, Outstanding at beginning of period
Intrinsic Value, Outstanding at end of period
Intrinsic Value, Exercisable at end of period
Intrinsic Value, Expected to vest at end of period